Fair Value of Financial Information - Additional Information (Details) - USD ($) $ in Millions	Dec. 31, 2025	Dec. 31, 2024
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Secured seller promissory note from the sale of the Homeowner Services Group	$ 0	$ 795
Long-term restricted funds	20	15
Other current assets
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Other investments	55	71
Other long-term assets
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Other investments	0	44
Carrying Amount
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Secured seller promissory note from the sale of the Homeowner Services Group	795	795
Fair Value | Homeowner Services Group | Disposal Group, Disposed of by Sale | Level 3
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Secured seller promissory note from the sale of the Homeowner Services Group	$ 798	$ 793